Auditor's Remuneration - Disclosure of Detailed Information About Auditor's Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor’s remuneration
Payable to the auditors	£ 9.4	£ 9.3	£ 11.0
Audit services	8.6	8.6	7.4
Total audit and audit-related assurance services	9.4	9.2	8.3
Total non-audit related services		0.1	2.7
RELX PLC [member]
Auditor’s remuneration
Payable to the auditors	0.8	0.8	0.9
Payable to the auditors of the Group's subsidiaries [member]
Auditor’s remuneration
Payable to the auditors	7.8	7.8	6.5
Audit-related assurance services [member]
Auditor’s remuneration
Audit services	£ 0.8	0.6	0.9
Due diligence and other transaction-related services [member]
Auditor’s remuneration
Other services		£ 0.1	£ 2.7